Transactions with Related Parties, Diana Wilhelmsen Management Limited (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2024	Mar. 01, 2022
Transactions with Related Parties [Abstract]
Due to related parties	$ 458,000	$ 474,000
Related Party [Member] | DWM [Member]
Transactions with Related Parties [Abstract]
Due to related parties	$ 21,000	12,000
Related Party [Member] | DWM [Member] | Management Agreements [Member]
Transactions with Related Parties [Abstract]
Monthly percentage fee on hire and on freight of vessel's gross income	1.25%
Monthly management fee per vessel employed or available for employment	$ 18,500				$ 20,000
Monthly management fee per vessel laid-up and not available for employment	$ 9,250				$ 10,000
Minimum period vessel is laid-up and not available for employment	15 days
Notice period to terminate agreement	3 months
Fees charged by related party	$ 1,416,000	1,319,000	$ 974,000
Related Party [Member] | DWM [Member] | Management Agreements [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	1,110,000	1,086,000	737,000
Related Party [Member] | DWM [Member] | Management Agreements [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 306,000	$ 233,000	$ 237,000
Related Party [Member] | DWM [Member] | Supervision Agreement [Member]
Transactions with Related Parties [Abstract]
Notice period to terminate agreement	15 days
Monthly fee				$ 1,000
Fees charged by related party	$ 11,000
Related Party [Member] | DWM [Member] | Supervision Agreement [Member] | Deferred Charges, Net [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	5,000
Related Party [Member] | DWM [Member] | Supervision Agreement [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 6,000